Condensed Consolidated Statements of Operations - USD ($)	2 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016
Income Statement [Abstract]
Revenues
Cost of sales		32
Gross loss		(32)
Operating expenses
Selling, general and administrative expenses	315,602	4,497,263
Net loss from operations	(315,602)	(4,497,295)
Other income(expenses)
Bank Interest Income		361
Gain on exchange differences		141
Interest Expense		(10,170)
Total Other Expenses		(9,668)
Loss from continuing operations before income taxes	(315,602)	(4,506,963)
Income taxes		(836)
Net loss	$ (315,602)	$ (4,507,799)
Basic and Diluted loss per share
Basic and diluted loss per share	$ 0.00	$ (0.02)
Weighted average number of shares outstanding basic and diluted	160,823,831	193,981,153